Revenue from contracts with customers - Summary of the Disaggregation of the Group's Revenue from Contracts with Customers (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 28,607	€ 22,320	€ 96,817	€ 73,012
Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,048	7,026	21,634	15,282
Goods and services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,559	15,294	75,183	57,730
Charging sessions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,036	14,405	73,174	38,399
Service revenue from the sale of charging equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	523	889	2,009	19,331
Service revenue from installation services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,451	5,181	13,734	11,145
Service revenue from operation and maintenance of charging equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,073	556	3,329	2,378
Service revenue from consulting services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 1,524	€ 1,289	€ 4,571	€ 1,759